Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	¥ 1,894,925	¥ 1,064,572
Additions	183,961	958,013
Elimination of Predecessor fair value adjustment arising from the acquisition of Chindex in 2014	7,243
Fair value adjustment arising from the Business Combination	64,599
Disposals	(2,398)	(333)
Depreciation	(185,549)	(127,327)
At end of period	1,962,781	1,894,925
Cost
Reconciliation of changes in property, plant and equipment [abstract]
At end of period	1,970,057
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At end of period	(7,276)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	1,056,373	490,434
Additions	18,030	66,538
Elimination of Predecessor fair value adjustment arising from the acquisition of Chindex in 2014	7,617
Fair value adjustment arising from the Business Combination	91,610
Transfers	443,089	566,658
Disposals	(343)	(3)
Depreciation	(102,216)	(67,254)
At end of period	1,514,160	1,056,373
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At end of period	1,518,694
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At end of period	(4,534)
Medical equipment
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	389,831	251,251
Additions	77,495	182,612
Fair value adjustment arising from the Business Combination	(47,632)
Transfers	42	982
Disposals	(1,594)	(308)
Depreciation	(59,915)	(44,706)
At end of period	358,227	389,831
Medical equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At end of period	359,540
Medical equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At end of period	(1,313)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	40,715	18,633
Additions	18,835	34,163
Elimination of Predecessor fair value adjustment arising from the acquisition of Chindex in 2014	(374)
Fair value adjustment arising from the Business Combination	13,952
Transfers	1,038
Disposals	(443)	(13)
Depreciation	(18,746)	(12,068)
At end of period	54,977	40,715
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At end of period	56,087
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At end of period	(1,110)
Furniture and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	13,601	8,910
Additions	955	7,999
Fair value adjustment arising from the Business Combination	6,669
Transfers	3,158
Disposals	(18)	(9)
Depreciation	(4,672)	(3,299)
At end of period	19,693	13,601
Furniture and vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At end of period	20,012
Furniture and vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At end of period	(319)
CIP
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	394,405	295,344
Additions	68,646	666,701
Transfers	(447,327)	(567,640)
At end of period	15,724	394,405
CIP | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At end of period	15,724
Predecessor
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	1,894,925	1,064,572
At end of period		1,894,925
Predecessor | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	2,572,777	1,621,275
At end of period		2,572,777
Predecessor | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(677,852)	(556,703)
At end of period		(677,852)
Predecessor | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	1,056,373	490,434
At end of period		1,056,373
Predecessor | Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	1,434,467	801,344
At end of period		1,434,467
Predecessor | Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(378,094)	(310,910)
At end of period		(378,094)
Predecessor | Medical equipment
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	389,831	251,251
At end of period		389,831
Predecessor | Medical equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	615,530	437,778
At end of period		615,530
Predecessor | Medical equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(225,699)	(186,527)
At end of period		(225,699)
Predecessor | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	40,715	18,633
At end of period		40,715
Predecessor | Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	96,493	62,815
At end of period		96,493
Predecessor | Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(55,778)	(44,182)
At end of period		(55,778)
Predecessor | Furniture and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	13,601	8,910
At end of period		13,601
Predecessor | Furniture and vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	31,882	23,994
At end of period		31,882
Predecessor | Furniture and vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(18,281)	(15,084)
At end of period		(18,281)
Predecessor | CIP
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	394,405	295,344
At end of period		394,405
Predecessor | CIP | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	¥ 394,405	295,344
At end of period		¥ 394,405